Financial Instruments (Details 3) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents at end of year		$ 403,805	$ 193,869	$ 265,933	$ 99,330
Deposits in banking corporations		387,891	129,792
Restricted cash		142,695	92,103
Financial assets measured at fair value through profit or loss		0	33,895
Trade receivables		43,100	39,822
Other receivables		60,691	36,953
Other financial assets		976	1,493
Current maturities of loans to investee entities		0	13,893
Current assets		664,645	423,704
Non-current assets:
Restricted cash		38,891	38,728
Financial assets measured at fair value through profit or loss		53,466	42,918
Other financial assets		79,426	94,396
Non-current assets		3,969,276	3,109,663
Current liabilities
Trade payables		(105,574)	(34,638)
Other payables		(103,622)	(77,864)
Current maturities in respect of Debentures		(26,233)	(15,832)
Other financial liabilities		(1,224)	(50,255)
Current maturities of lease liability		(8,113)	(5,850)
Financial liabilities measured at fair value through profit or loss		(13,860)	(35,283)
Current liabilities		(583,292)	(385,349)
Non-current liabilities
Debentures		(293,751)	(238,520)
Convertible Debentures		(130,566)	(131,385)
Loans from banking corporations and other financial institutions		(1,702,925)	(1,419,057)
Loans from non-controlling interests		(92,750)	(90,908)
Lease liability		(119,484)	(93,773)
Financial liabilities through profit or loss		(34,524)	(48,068)
Non-current liabilities		(2,614,672)	(2,097,984)
Financial risk [member]
Current assets:
Cash and cash equivalents at end of year		403,805	193,869
Deposits in banking corporations		5,308	4,054
Restricted cash		142,695	92,103
Financial assets measured at fair value through profit or loss			33,895
Trade receivables		43,100	39,822
Other receivables		16,371	6,179
Other financial assets		976	1,493
Current maturities of loans to investee entities			13,893
Current assets		612,255	385,308
Non-current assets:
Restricted cash		38,891	38,728
Long term receivables		30,540	4,767
Financial assets measured at fair value through profit or loss		53,466	42,918
Loans to equity-accounted entities		35,878	14,184
Other financial assets		79,426	94,396
Non-current assets		238,201	194,993
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions		(324,666)	(165,627)
Trade payables		(105,574)	(34,638)
Other payables		(89,028)	(68,037)
Current maturities in respect of Debentures		(26,233)	(15,832)
Other financial liabilities		(1,224)	(50,255)
Current maturities of lease liability		(8,113)	(5,850)
Financial liabilities measured at fair value through profit or loss		(13,860)	(35,283)
Current liabilities		(568,698)	(375,522)
Non-current liabilities
Debentures		(293,751)	(238,520)
Convertible Debentures		(130,566)	(131,385)
Loans from banking corporations and other financial institutions		(1,702,925)	(1,419,057)
Loans from non-controlling interests		(92,750)	(90,908)
Lease liability		(119,484)	(93,773)
Other long term payables		(4,784)
Employee benefits			(12,238)
Financial liabilities through profit or loss		(34,524)	(48,068)
Other financial liabilities		(62,020)
Non-current liabilities		(2,440,804)	(2,033,949)
Total assets (liabilities), net		(2,159,236)	1,829,170
Financial risk [member] | Linked [Member] | Consumer Price Index [Member]
Current assets:
Cash and cash equivalents at end of year		0	0
Deposits in banking corporations		0	0
Restricted cash		0	0
Financial assets measured at fair value through profit or loss			12,974
Trade receivables		0	0
Other receivables		432	427
Other financial assets		0	0
Current maturities of loans to investee entities			432
Current assets		432	13,401
Non-current assets:
Restricted cash		0	0
Long term receivables		0	0
Financial assets measured at fair value through profit or loss		0	0
Loans to equity-accounted entities		6,264	6,622
Other financial assets		4,835	5,253
Non-current assets		11,099	11,875
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions		(46,886)	(32,860)
Trade payables		0	0
Other payables		(1,571)	(1,143)
Current maturities in respect of Debentures		0	0
Other financial liabilities		0	0
Current maturities of lease liability		(6,221)	(4,202)
Financial liabilities measured at fair value through profit or loss			0
Current liabilities		(54,678)	(38,205)
Non-current liabilities
Debentures		0	0
Convertible Debentures		0	0
Loans from banking corporations and other financial institutions		(767,810)	(757,543)
Loans from non-controlling interests		0	0
Lease liability		(82,306)	(58,535)
Other long term payables		0
Employee benefits			0
Financial liabilities through profit or loss		(2,411)	(2,584)
Other financial liabilities		0
Non-current liabilities		(852,527)	(818,662)
Total assets (liabilities), net		(895,674)	831,591
Financial risk [member] | Unlinked [Member]
Current assets:
Cash and cash equivalents at end of year		182,737	83,673
Deposits in banking corporations		0	0
Restricted cash		47,882	71,262
Financial assets measured at fair value through profit or loss			20,555
Trade receivables		12,684	9,037
Other receivables		4,263	4,872
Other financial assets		171	1,493
Current maturities of loans to investee entities			0
Current assets		247,737	204,785
Non-current assets:
Restricted cash		11,971	13,525
Long term receivables		6	2
Financial assets measured at fair value through profit or loss		0	0
Loans to equity-accounted entities		26,578	4,133
Other financial assets		0	0
Non-current assets		38,555	17,660
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions		0	0
Trade payables		(1,446)	(5,543)
Other payables		(49,264)	(28,925)
Current maturities in respect of Debentures		(26,233)	(15,832)
Other financial liabilities		0	0
Current maturities of lease liability		(39)	(40)
Financial liabilities measured at fair value through profit or loss		0	0
Current liabilities		(76,982)	(50,340)
Non-current liabilities
Debentures		(293,751)	(238,520)
Convertible Debentures		(130,566)	(131,385)
Loans from banking corporations and other financial institutions		(141,470)	0
Loans from non-controlling interests		(12,744)	(14,121)
Lease liability		(319)	(335)
Other long term payables		0
Employee benefits			0
Financial liabilities through profit or loss		0	0
Other financial liabilities		0
Non-current liabilities		(578,850)	(384,361)
Total assets (liabilities), net		(369,540)	212,256
USD [Member] | Financial risk [member] | Linked [Member]
Current assets:
Cash and cash equivalents at end of year		136,633	1,582
Deposits in banking corporations		0	0
Restricted cash		16,270	0
Financial assets measured at fair value through profit or loss			366
Trade receivables		340	785
Other receivables		0	0
Other financial assets		805	0
Current maturities of loans to investee entities			0
Current assets		154,048	2,733
Non-current assets:
Restricted cash		0	0
Long term receivables		0	0
Financial assets measured at fair value through profit or loss		0	0
Loans to equity-accounted entities		0	0
Other financial assets		0	0
Non-current assets		0	0
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions		(212,202)	(75,576)
Trade payables		(94,445)	(15,495)
Other payables		(15,503)	(15,567)
Current maturities in respect of Debentures		0	0
Other financial liabilities		(1,224)	0
Current maturities of lease liability		0	0
Financial liabilities measured at fair value through profit or loss		(13,860)	(35,283)
Current liabilities		(337,234)	(141,921)
Non-current liabilities
Debentures		0	0
Convertible Debentures		0	0
Loans from banking corporations and other financial institutions		(116,151)	(42,797)
Loans from non-controlling interests		0	0
Lease liability		0	0
Other long term payables		(4,784)
Employee benefits			(12,238)
Financial liabilities through profit or loss		(32,113)	(45,484)
Other financial liabilities		(62,020)
Non-current liabilities		(215,068)	(100,519)
Total assets (liabilities), net		(398,254)	239,707
EUR [Member] | Financial risk [member] | Linked [Member]
Current assets:
Cash and cash equivalents at end of year		82,577	56,327
Deposits in banking corporations		5,308	4,054
Restricted cash		78,543	16,551
Financial assets measured at fair value through profit or loss			0
Trade receivables		29,556	29,074
Other receivables		11,676	880
Other financial assets		0	0
Current maturities of loans to investee entities			0
Current assets		207,660	106,886
Non-current assets:
Restricted cash		22,913	20,140
Long term receivables		30,534	4,765
Financial assets measured at fair value through profit or loss		53,466	42,918
Loans to equity-accounted entities		3,036	3,429
Other financial assets		70,398	78,811
Non-current assets		180,347	150,063
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions		(63,819)	(54,071)
Trade payables		(9,663)	(13,532)
Other payables		(20,796)	(20,920)
Current maturities in respect of Debentures		0	0
Other financial liabilities		0	(50,255)
Current maturities of lease liability		(1,751)	(1,528)
Financial liabilities measured at fair value through profit or loss		0	0
Current liabilities		(96,029)	(140,306)
Non-current liabilities
Debentures		0	0
Convertible Debentures		0	0
Loans from banking corporations and other financial institutions		(645,265)	(572,166)
Loans from non-controlling interests		(80,006)	(76,787)
Lease liability		(35,464)	(33,769)
Other long term payables		0
Employee benefits			0
Financial liabilities through profit or loss		0	0
Other financial liabilities		0
Non-current liabilities		(760,735)	(682,722)
Total assets (liabilities), net		(468,947)	566,079
HRK [Member] | Financial risk [member] | Linked [Member]
Current assets:
Cash and cash equivalents at end of year	[1]		49,535
Deposits in banking corporations	[1]		0
Restricted cash	[1]		3,732
Financial assets measured at fair value through profit or loss	[1]		0
Trade receivables	[1]		601
Other receivables	[1]		0
Other financial assets	[1]		0
Current maturities of loans to investee entities	[1]		0
Current assets	[1]		53,868
Non-current assets:
Restricted cash	[1]		1,281
Long term receivables	[1]		0
Financial assets measured at fair value through profit or loss	[1]		0
Loans to equity-accounted entities	[1]		0
Other financial assets	[1]		0
Non-current assets	[1]		1,281
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions	[1]		(1,585)
Trade payables	[1]		0
Other payables	[1]		(1,242)
Current maturities in respect of Debentures	[1]		0
Other financial liabilities	[1]		0
Current maturities of lease liability	[1]		0
Financial liabilities measured at fair value through profit or loss	[1]		0
Current liabilities	[1]		(2,827)
Non-current liabilities
Debentures	[1]		0
Convertible Debentures	[1]		0
Loans from banking corporations and other financial institutions	[1]		(14,358)
Loans from non-controlling interests	[1]		0
Lease liability	[1]		0
Employee benefits	[1]		0
Financial liabilities through profit or loss	[1]		0
Non-current liabilities	[1]		(14,358)
Total assets (liabilities), net	[1]		37,964
HUF [Member] | Financial risk [member] | Linked [Member]
Current assets:
Cash and cash equivalents at end of year		1,858	2,752
Deposits in banking corporations		0	0
Restricted cash		0	558
Financial assets measured at fair value through profit or loss			0
Trade receivables		520	325
Other receivables		0	0
Other financial assets		0	0
Current maturities of loans to investee entities			0
Current assets		2,378	3,635
Non-current assets:
Restricted cash		4,007	3,782
Long term receivables		0	0
Financial assets measured at fair value through profit or loss		0	0
Loans to equity-accounted entities		0	0
Other financial assets		4,193	10,332
Non-current assets		8,200	14,114
Current liabilities
Credit and current maturities in respect of loans from banking corporations and other financial institutions		(1,759)	(1,535)
Trade payables		(20)	(68)
Other payables		(1,894)	(240)
Current maturities in respect of Debentures		0	0
Other financial liabilities		0	0
Current maturities of lease liability		(102)	(80)
Financial liabilities measured at fair value through profit or loss		0	0
Current liabilities		(3,775)	(1,923)
Non-current liabilities
Debentures		0	0
Convertible Debentures		0	0
Loans from banking corporations and other financial institutions		(32,229)	(32,193)
Loans from non-controlling interests		0	0
Lease liability		(1,395)	(1,134)
Other long term payables		0
Employee benefits			0
Financial liabilities through profit or loss		0	0
Other financial liabilities		0
Non-current liabilities		(33,624)	(33,327)
Total assets (liabilities), net		$ (26,821)	$ 17,501

[1]	On December 31, 2022 the EURO currency replaces the HRK